Cover	Aug. 26, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 26, 2021
Entity Registrant Name	Coty Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35964
Entity Tax Identification Number	13-3823358
Entity Address, Address Line One	350 Fifth Avenue
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10118
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001024305
Amendment Flag	false
City Area Code	212
Local Phone Number	389-7300
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	COTY
Security Exchange Name	NYSE